Document And Entity Information	6 Months Ended
Jun. 30, 2019
Document Information [Line Items]
Entity Registrant Name	Adynxx, Inc.
Entity Central Index Key	0001054274
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Document Type	S-1/A
Document Period End Date	Jun. 30, 2019
Amendment Flag	true
Amendment Description	AMENDMENT NO. 3
Entity Ex Transition Period	false